Commitments and contingent liabilities, Legal proceedings (Details)	1 Months Ended							12 Months Ended		24 Months Ended
	Nov. 30, 2017 plaintiff	Oct. 31, 2017 patent	Sep. 30, 2017 item	Feb. 28, 2017 item	Jan. 31, 2017 claim	Jul. 31, 2016 claim	Jan. 31, 2015 item	Dec. 31, 2017 lawsuit item plaintiff	Dec. 31, 2015 patent	Dec. 31, 2017 lawsuit item	Aug. 31, 2017 lawsuit	May 31, 2017 item
Brilinta | China
Commitments and contingent liabilities
Number of patents invalidated | patent		1
Patent Infringement Lawsuits U.S. District Court New Jersey | Faslodex
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent									4
Number of ANDAs								1		7
Number of claims settled | claim						1
Opposition Division Of The European Patent Office | Faslodex
Commitments and contingent liabilities
Number of opponents against a patent												5
Vimovo | Canada
Commitments and contingent liabilities
Number of notices received							2
Nexium | California Second Appellate Division | Maximum
Commitments and contingent liabilities
Number of claims dismissed | claim					40
Nexium | US
Commitments and contingent liabilities
Number of class action lawsuits | lawsuit								2		2
Number of plaintiffs | plaintiff								1,900
Seroquel IR | US
Commitments and contingent liabilities
Number of plaintiffs | plaintiff	1
Patent Trial and Appeal Board | Faslodex
Commitments and contingent liabilities
Number of petitions served				3
Number of petitions denied			3
Nexium And Prilosec | Canada
Commitments and contingent liabilities
Number of class action lawsuits | lawsuit											3
Number of class action lawsuits representing individuals in Canada | lawsuit											2
Onglyza Kombiglyze
Commitments and contingent liabilities
Number of generic defendants				1